Convertible Senior Notes (Tables)	9 Months Ended
Sep. 30, 2022
Debt Instruments [Abstract]
Summary of the Company's unsecured senior notes
The following table provides a summary of the Company’s unsecured senior notes as of December 31, 2021 and September 30, 2022:

	December 31,	September 30,	Effective interest rate
	2021	2022
	Amounts	Amounts
	RMB in thousands
April 2026 Notes	2,697,698	3,011,738	1.74%
2027 Notes	5,031,312	—	1.52%
December 2026 Notes	10,055,082	9,289,954	0.80%

Carrying value	17,784,092	12,301,692
Unamortized discount and debt issuance costs	255,033	151,051

Total principal amounts of unsecured senior notes	18,039,125	12,452,743